Fees Summary	Nov. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,089,389.94
Total Fee Amount	268.78
Total Offset Amount	268.78
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A